Property, Plant, and Equipment, net	6 Months Ended
Jun. 30, 2020
Property, Plant and Equipment [Abstract]
Property, Plant, and Equipment, net	Property, Plant and Equipment, net
As of June 30, 2020, December 31, 2019 and 2018, property, plant and equipment, net consists of the following :

	As of June 30,	As of December 31,
	2020	2019	2018
	(Unaudited)
	(In thousands)
Buildings	$9,142	$9,142	$9,142
Leasehold improvements	23,930	20,048	16,570
Aircraft	195	320	320
Machinery and equipment	35,918	33,608	22,114
IT software and equipment	20,002	17,151	13,602
Construction in progress	6,057	3,674	620
	95,244	83,943	62,368
Less accumulated depreciation and amortization	(39,217)	(34,610)	(28,154)
Property, plant and equipment, net	$56,027	$49,333	$34,214
Total depreciation and amortization for the six months ended June 30, 2020 and 2019 was $4.7 million and $3.2 million, respectively, of which $2.1 million and $1.3 million was recorded in research and development expense, respectively.
Total depreciation and amortization for the years ended December 31, 2019, 2018 and 2017 was $6.9 million, $5.8 million and $5.1 million, respectively, of which $3.7 million, $1.2 million and $1.4 million was recorded in research and development expense, respectively.